Debt - Lien Notes (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 19, 2018	Sep. 26, 2018	Dec. 31, 2018
Debt Instrument [Line Items]
Long-term Debt, Gross			$ 1,023,614
Predecessor
Debt Instrument [Line Items]
Commitment fee	$ 23,600
Redemption Period One | Redemption Scenario With Premium
Debt Instrument [Line Items]
Redemption price (as a percent)			100.00%
Redemption Period One | Redemption Scenario Paid With Certain Equity Offerings
Debt Instrument [Line Items]
Redemption price (as a percent)			112.00%
Percentage of principal amount that may be redeemed			35.00%
Redemption Period Three
Debt Instrument [Line Items]
Redemption price (as a percent)			102.094%
First Lien Notes
Debt Instrument [Line Items]
Aggregate principal amount			$ 750,000
Debt instrument, interest rate	8.375%
Long-term Debt, Gross			$ 747,400
First Lien Notes | Minimum
Debt Instrument [Line Items]
Original principal amount (as a percent)			25.00%
First Lien Notes | Maximum
Debt Instrument [Line Items]
Payment priority amount of certain super priority first lien debt			$ 50,000
First Lien Notes | Predecessor
Debt Instrument [Line Items]
Aggregate principal amount	$ 750,000	$ 750,000
Debt instrument, interest rate		8.375%
First Lien Notes | Redemption Scenario Change Of Control
Debt Instrument [Line Items]
Redemption price (as a percent)		101.00%
First Lien Notes | Redemption Scenario Certain Other Circumstances
Debt Instrument [Line Items]
Redemption price (as a percent)		100.00%
First Lien Notes | Redemption Scenario Pacific Zonda Arbitration Settlement Award Proceeds
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 75,000
Redemption price (as a percent)		100.00%
Cash proceeds (as a percent)		50.00%
First Lien Notes | Redemption Period One | Redemption Scenario With Premium
Debt Instrument [Line Items]
Redemption price (as a percent)			100.00%
First Lien Notes | Redemption Period One | Redemption Scenario Paid With Certain Equity Offerings
Debt Instrument [Line Items]
Redemption price (as a percent)			108.375%
Percentage of principal amount that may be redeemed			35.00%
First Lien Notes | Redemption Period One | Redemption Scenario Once Per Year Amount Plus Accrued And Unpaid Interest
Debt Instrument [Line Items]
Redemption price (as a percent)			103.00%
First Lien Notes | Redemption Period One | Redemption Scenario Once Per Year Amount Plus Accrued And Unpaid Interest | Maximum
Debt Instrument [Line Items]
Percentage of principal amount that may be redeemed			10.00%
First Lien Notes | Redemption Period Two
Debt Instrument [Line Items]
Redemption price (as a percent)			104.188%
First Lien Notes | Redemption Period Four
Debt Instrument [Line Items]
Redemption price (as a percent)			100.00%
Second Lien PIK Notes
Debt Instrument [Line Items]
Aggregate principal amount			$ 273,600
Long-term Debt, Gross			$ 291,935
Cash interest (as a percent)			50.00%
PIK Interest (as a percent)			50.00%
Second Lien PIK Notes | Minimum
Debt Instrument [Line Items]
Original principal amount (as a percent)			25.00%
Second Lien PIK Notes | Predecessor
Debt Instrument [Line Items]
Aggregate principal amount	$ 273,600	$ 273,600
Long-term Debt, Gross		250,000
Commitment fee		$ 23,600
Second Lien PIK Notes | Redemption Scenario Change Of Control
Debt Instrument [Line Items]
Redemption price (as a percent)			101.00%
Second Lien PIK Notes | Redemption Scenario Certain Other Circumstances
Debt Instrument [Line Items]
Redemption price (as a percent)			100.00%
Second Lien PIK Notes | Redemption Scenario Pacific Zonda Arbitration Settlement Award Proceeds
Debt Instrument [Line Items]
Long-term Debt, Gross			$ 75,000
Redemption price (as a percent)			100.00%
Cash proceeds (as a percent)			50.00%
Second Lien PIK Notes | Cash Interest
Debt Instrument [Line Items]
Debt instrument, interest rate	11.00%	11.00%	11.00%
Second Lien PIK Notes | Interest Payment in Kind
Debt Instrument [Line Items]
Debt instrument, interest rate	12.00%	12.00%	12.00%
Second Lien PIK Notes | Redemption Period Two
Debt Instrument [Line Items]
Redemption price (as a percent)			112.00%
Second Lien PIK Notes | Redemption Period Two | Redemption Scenario Change Of Control
Debt Instrument [Line Items]
Redemption price (as a percent)			106.00%
Second Lien PIK Notes | Redemption Period Three
Debt Instrument [Line Items]
Redemption price (as a percent)			109.00%
Second Lien PIK Notes | Redemption Period Three | Redemption Scenario Change Of Control
Debt Instrument [Line Items]
Redemption price (as a percent)			109.00%
Second Lien PIK Notes | Redemption Period Four
Debt Instrument [Line Items]
Redemption price (as a percent)			106.00%
Second Lien PIK Notes | Redemption Period Four | Redemption Scenario Change Of Control
Debt Instrument [Line Items]
Redemption price (as a percent)			106.00%
Second Lien PIK Notes | Redemption Period Five
Debt Instrument [Line Items]
Redemption price (as a percent)			103.00%
Second Lien PIK Notes | Redemption Period Five | Redemption Scenario Change Of Control
Debt Instrument [Line Items]
Redemption price (as a percent)			103.00%
Second Lien PIK Notes | Redemption Period Six
Debt Instrument [Line Items]
Redemption price (as a percent)			100.00%
Second Lien PIK Notes | Redemption Period Six | Redemption Scenario Change Of Control
Debt Instrument [Line Items]
Redemption price (as a percent)			100.00%